LEGG MASON EQUITY FUNDS

                          Legg Mason Value Trust, Inc.
                    Legg Mason Special Investment Trust, Inc.
                        Legg Mason Investors Trust, Inc.
                   Legg Mason American Leading Companies Trust
                            Legg Mason Balanced Trust
                   Legg Mason U.S. Small-Capitalization Trust
                       Legg Mason Financial Services Fund

                    Supplement dated December 31, 2002 to the
             Statement of Additional Information dated July 25, 2002

         The section titled "Fund Policies" beginning on Page 3 of the Statement of Additional Information ("SAI") is replaced in its entirety with the following. You should retain this Supplement with your SAI for future reference.

                                  FUND POLICIES

         The following information supplements the information concerning each fund's investment objective, policies and limitations found in the Prospectuses.

         Value Trust's investment objective is to seek long-term growth of capital. Special Investment Trust's investment objective is to seek capital appreciation. American Leading Companies' investment objective is to seek long-term capital appreciation and current income consistent with prudent investment risk. Balanced Trust's investment objective is to seek long-term capital appreciation and current income in order to achieve an attractive total investment return consistent with reasonable risk. Small-Cap Value Trust's investment objective is to seek long-term capital appreciation. Financial Services Fund's investment objective is to seek long-term growth of capital. The investment objective of each fund is non-fundamental and may be changed by each fund's Board of Directors without shareholder approval upon 60 days' written notice to shareholders.

         Each fund has adopted the following fundamental investment limitations that cannot be changed except by a vote of its shareholders.

         Value Trust, Special Investment Trust, American Leading Companies, Balanced Trust and Small-Cap Value Trust each may not:

1. Borrow money, except (1) in an amount not exceeding 33-1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings) or (2) by entering into reverse repurchase agreements or dollar rolls;

2. Engage in the business of underwriting the securities of other issuers, except as permitted by the Investment Company Act of 1940, as amended ("1940 Act"), and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or SEC staff or to the extent that the fund may be permitted to do so by exemptive order or other relief from the SEC or SEC staff (collectively, "1940 Act Laws, Interpretations and Exemptions"). This restriction does not prevent the fund from engaging in transactions involving the acquisition, disposition or resale of portfolio securities, regardless of whether the fund may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act");

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3.       Lend money or other assets,  except to the extent permitted by the 1940
         Act Laws, Interpretations and Exemptions. This restriction does not prevent the fund from purchasing debt obligations in pursuit of its investment program, or for defensive or cash management purposes, entering into repurchase agreements, loaning its portfolio securities to financial intermediaries, institutions or institutional investors,
         or  investing  in  loans,   including   assignments  and  participation
         interests;

4. Issue senior securities, except as permitted under the 1940 Act Laws, Interpretations and Exemptions;

5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from investing in issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein, investing in instruments that are secured by real estate or interests therein, or exercising rights under agreements relating to such securities, including the right to enforce security interests;

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from engaging in transactions involving foreign currency, futures contracts and options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other similar financial instruments, or investing in securities or other instruments that are secured by physical commodities;

7. Make any investment if, as a result, the fund's investments will be concentrated (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in any one industry. This restriction does not limit the fund's investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto, or securities of municipal issuers.

         Financial Services Fund may not:

1. Borrow money, except (1) in an amount not exceeding 33 1/3 % of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings) or (2) by entering into reverse repurchase agreements or dollar rolls;

2. Engage in the business of underwriting the securities of other issuers, except as permitted by the Investment Company Act of 1940, as amended ("1940 Act") and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or SEC staff or to the extent that the fund may be permitted to do so by exemptive order or other relief from the SEC or SEC staff (collectively, "1940 Act Laws, Interpretations and Exemptions"). This restriction does not prevent the fund from engaging in transactions involving the acquisition, disposition or resale of portfolio securities, regardless of whether the fund may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act");

3. Lend money or other assets, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the fund from purchasing debt obligations in pursuit of its investment program, or for defensive or cash management purposes, entering into repurchase agreements, loaning its portfolio securities to financial intermediaries, institutions or institutional investors, or investing in loans, including assignments and participation interests;

4. Issue senior securities, except as permitted under the 1940 Act Laws, Interpretations and Exemptions;

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

5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from investing in issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein, investing in instruments that are secured by real estate or interests therein, or exercising rights under agreements relating to such securities, including the right to enforce security interests;

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from engaging in transactions involving foreign currency, futures contracts and options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other similar financial instruments, or investing in securities or other instruments that are secured by physical commodities;

7. Make any investment if, as a result, the fund's investments will be concentrated (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in any one industry other than the financial services industry. This restriction does not limit the fund's investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto, or securities of municipal issuers.

         The foregoing fundamental investment limitations may be changed with respect to a fund by "the vote of a majority of the outstanding voting securities" of the fund, a term defined in the 1940 Act to mean the vote (a) of 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present, or
(b) of more than 50% of the outstanding voting securities of the fund, whichever is less.

         Although not a part of each fund's fundamental investment restriction on concentration, it is the current position of the SEC staff that a fund's investments are concentrated in an industry when 25% or more of the fund's net assets are invested in issuers whose principal business is in that industry.

         Each fund is diversified under the 1940 Act. Although not a part of each fund's fundamental investment restrictions, the 1940 Act currently states that a fund is diversified if it invests at least 75% of the value of its total assets in cash and cash items (including receivables), U.S. Government securities, securities of other investment companies and other securities and other securities limited in respect of any one issuer to (1) no more than 5% of the value of the fund's total assets and (2) no more than 10% of the outstanding voting securities of such issuer. Each fund may only change to non-diversified status with the affirmative vote of the fund's shareholders.

         For purposes of the diversification requirement described above, Financial Services Fund will treat both the corporate borrower and the financial intermediary as issuers of a loan participation interest. Investments by the fund in collateralized mortgage obligations that are deemed to be investment companies under the 1940 Act will be included in the limitation on investments in other investment companies described below under "Investment Strategies and Risks--Investment Companies".

         The following are some of the non-fundamental investment limitations that each fund currently observes:

1. Each fund will not borrow for investment purposes an amount in excess of 5% of its total assets.

2. Each fund may invest up to 15% of its net assets in illiquid securities.

3. Each fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short). This restriction does not prevent a fund from entering into short positions in foreign currency, futures contracts,

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

         options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other financial instruments.

4. Each fund may not purchase securities on margin, except that (1) each fund may obtain such short-term credits as are necessary for the clearance of transactions and (2) each fund may make margin payments in connection with foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis or other financial instruments.

         In addition, as a non-fundamental limitation, American Leading Companies may not purchase or sell interest rate and currency futures contracts, options on currencies, securities, and securities indices and options on interest rate and currency futures contracts, provided, however, that the fund may sell covered call options on securities and may purchase options to the extent necessary to close out its position in one or more call options.

         Except as otherwise stated, if a fundamental or non-fundamental percentage limitation set forth in the Prospectuses or this SAI is complied with at the time an investment is made, a later increase or decrease in percentage resulting from a change in value of portfolio securities, in the net asset value of a fund, or in the number of securities an issuer has outstanding will not be considered to be outside the limitation. Each fund will monitor the level of borrowing and illiquid securities in its portfolio and will make necessary adjustments to maintain the required asset coverage and adequate liquidity.

         Unless  otherwise   stated,   each  fund's   investment   policies  and
limitations are non-fundamental and may be changed without shareholder approval.

         American Leading Companies intends to, under normal circumstances, invest at least 80% of its net assets in common stocks of Leading Companies that are tied economically to the United States.

         Small-Cap Value Trust intends to, under normal circumstances, invest at
least   80%   of   its   net   assets   in   equity   securities   of   domestic
small-capitalization value companies.

         Financial Services Fund intends to, under normal circumstances, invest at least 80% of its net assets in equity securities of issuers in the financial services industry.

         Each of American Leading Companies, Small-Cap Value Trust and Financial Services Fund may not change its policy to invest at least 80% of its net assets in the type of securities suggested by its name unless it provides shareholders with at least 60 days' written notice of such change. For purposes of these limitations only, net assets include the amount of any borrowing for investment purposes.

                                    * * * * *

         The following information replaces similar information in the section titled "Investment Strategies and Risks" beginning on Page 7 of the SAI.

Illiquid and Restricted Investments

         Each fund may invest up to 15% of its net assets in illiquid investments. For this purpose, "illiquid investments" are those that cannot be disposed of within seven days for approximately the price at which the fund values the security. Illiquid investments include repurchase agreements with terms of greater than seven days, mortgage-related securities for which there is no established market (including CMOs and direct investments in mortgages as described below), and restricted investments other than those the adviser to a fund has determined are liquid pursuant to guidelines established by the fund's Board of Directors and securities involved in swap, cap, floor and collar transactions, and over-the-counter ("OTC") options and their underlying collateral. Due to the absence of an active trading market, a fund may have

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difficulty valuing or disposing of illiquid investments promptly. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists.

         Restricted securities may be sold only in privately negotiated transactions, pursuant to a registration statement filed under the 1933 Act or pursuant to an exemption from registration, such as Rule 144 or Rule 144A. A fund may be required to pay part or all of the costs of such registration, and a considerable period may elapse between the time a decision is made to sell a restricted security and the time the registration statement becomes effective.

         SEC regulations permit the sale of certain restricted securities to qualified institutional buyers. The investment adviser to a fund, acting pursuant to guidelines established by the fund's Board of Directors, may determine that certain restricted securities qualified for trading on this market are liquid. If qualified institutional investors become uninterested in this market for a time, restricted securities in a fund's portfolio may adversely affect the fund's liquidity.

         The assets used as cover for OTC options written by a fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Repurchase Agreements

         When cash is temporarily available, or for temporary defensive purposes, each fund may invest without limit in repurchase agreements and money market instruments, including high-quality short-term debt securities. A repurchase agreement is an agreement under which either U.S. Government obligations or other high-quality liquid debt securities are acquired from a securities dealer or bank subject to resale at an agreed-upon price and date. The securities are held for each fund by a custodian bank as collateral until resold and will be supplemented by additional collateral if necessary to maintain a total value equal to or in excess of the value of the repurchase agreement. Each fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, which may decline in value in the interim. The funds will enter into repurchase agreements only with financial institutions determined by each fund's adviser to present minimal risk of default during the term of the agreement.

         Repurchase agreements are usually for a term of one week or less, but may be for longer periods. Repurchase agreements maturing in more than seven days may be considered illiquid. A fund will not enter into repurchase agreements of more than seven days' duration if more than 15% of its net assets would be invested in such agreements and other illiquid investments. To the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, a fund might suffer a loss. If bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a fund could be delayed or limited. However, each fund's adviser monitors the creditworthiness of parties with which the fund may enter into repurchase agreements to minimize the prospect of such parties becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement.

         When a fund enters into a repurchase agreement, it will obtain as collateral from the other party securities equal in value to at least the repurchase amount including the interest factor. Such securities will be held for that fund by a custodian bank or an approved securities depository or book-entry system.

         In applying its investment policies and limitations, each fund, in accordance with SEC rules and staff positions, considers investment in a fully collateralized repurchase agreement to be equivalent to investment in the collateral.

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